Cryptocurrencies	6 Months Ended
Jan. 31, 2026
DevvStream Corp [Member]
Cryptocurrencies [Line Items]
Cryptocurrencies

6.       Cryptocurrencies

The Company holds cryptocurrency assets and related cash balances with Bitgo Trust Company, Inc., a cryptocurrency exchange which is a South Dakota chartered trust company. These holdings are subject to collateral requirements associated with the Company’s convertible debentures issued to Helena, the proceeds of which were used to fund the Bitgo account (Note 10).

Under the terms of this financing arrangement, all cryptocurrency and cash maintained with Bitgo are restricted to secure the Helena convertible debt until the fair value of the Company’s cryptocurrency holdings exceeds $20 million (the “Threshold Amount”). Helena also maintains a first preference claim on the Company’s assets until the Threshold Amount is met. Once the Threshold Amount is achieved, only cryptocurrency holdings up to $20 million in a segregated account remain pledged as security; however, as of January 31, 2026, the Threshold Amount had not been met, and all cryptocurrency and cash balances remained fully restricted.

Cryptocurrencies are accounted for as indefinite-lived intangible assets in accordance with ASC 350-60 and are subsequently measured at fair value, with changes in fair value recognized in earnings in accordance with ASC 350-60-35 and ASC 820. Fair value is determined using quoted prices in active markets.

Activity in cryptocurrency holdings during the six months ended January 31, 2026 was as follows:

	Bitcoin	Solana	USDC	Total
Balance, August 1, 2025	$—	$—	$—	$—
Purchases	2,562,500	2,562,500	100	5,125,100
Staking income earned	—	40,245	—	40,245
Fair value loss	(814,828)	(1,298,244)	—	(2,113,072)
Balance, January 31, 2026	$1,747,672	$1,304,501	$100	$3,052,273

As at January 31, 2026, the Company held 22.229041 BTC, 12,371.78 SOL and 99.959976 USDC, with fair values of $78,621.12 per BTC, $1 per USDC and $105.44 per SOL. The Company also held $1,279,900 in cash in the Bitgo account (Note 10). All cryptocurrency and cash balances are presented as non-current assets, as management does not expect to liquidate these assets within the next twelve months and the balances are pledged as collateral for long-term debt, in accordance with ASC 210-10-45.

The Company participates in staking activities for Solana. Staked Solana remains recognized as an asset of the Company because delegation to validators does not transfer control of the underlying tokens, and the criteria for derecognition under ASC 350-10-40 are not met. Staking rewards are recognized in earnings when earned and measured at fair value on the date earned. During the period, the Company earned 260.80 SOL, with a total fair value of $40,245.